SCHEDULE OF MOVEMENT OF THE ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at June 30	$ (393,469)	$ (254,612)
Current period addition	94,345	(175,053)
Foreign exchange difference	(6,246)	2,181
Balance at December 31 (unaudited)	$ (305,370)	$ (427,484)